As filed with the Securities and Exchange Commission on February 17, 2012

Securities Act File No. 333-66895

Investment Company Act File No. 811-09101

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 36	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 37	☒

PRUDENTIAL INVESTMENT PORTFOLIOS 9

(Exact name of Registrant as Specified in Charter)

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, including Area Code

Deborah A. Docs

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on ( ) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ( ) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ( ) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 17th day of February, 2012.

PRUDENTIAL INVESTMENT PORTFOLIOS 9

**Stuart S. Parker

President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

* Kevin J. Bannon		Trustee

* Scott E. Benjamin		Trustee

* Linda W. Bynoe		Trustee

* Michael S. Hyland		Trustee

* Douglas H. McCorkindale		Trustee

* Stephen P. Munn		Trustee

* Richard A. Redeker		Trustee

**Stuart S. Parker		Trustee and President-Principal Executive Officer

* Robin B. Smith		Trustee

* Stephen G. Stoneburn		Trustee

* Grace C. Torres		Treasurer and Principal Financial and Accounting Officer

*By:	/s/ Jonathan D. Shain	Attorney-in-Fact	February 17, 2012
Jonathan D. Shain

*	Power of Attorney dated March 9, 2010. Incorporated by reference to exhibit (q) to Prudential Investment Portfolios 12 Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.
**	Power of Attorney for Stuart S. Parker dated January 3, 2012. Incorporated by reference to Prudential Investment Portfolios, Inc. 10 Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A (File No. 333-119741) filed via EDGAR on January 9, 2012.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase